Share Capital - Schedule of Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of one ordinary share (in Dollars per share)	$ 4.27	$ 5.73	$ 5.03
Expected volatility	70.91%	70.27%	67.95%
Risk-free interest rate	4.21%	3.62%	0.39%
Expected term	1 year 7 months 24 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of one ordinary share (in Dollars per share)	$ 5.46	$ 7.5	$ 9.22
Expected volatility	71.14%	74.10%	72.27%
Risk-free interest rate	4.46%	4.33%	3.03%